EXHIBIT 99.2

John Deere Owner Trust 2015
Statement to Certificateholders

$298,600,000 Class A-1 0.27000% Asset Backed Notes due April 01, 2016
$295,000,000 Class A-2A 0.87% Asset Backed Notes due February 15, 2018
$70,000,000 Class A-2B Floating Rate Asset Backed Notes due February 15, 2018
$250,000,000 Class A-3 1.32% Asset Backed Notes due June 17, 2019
$82,225,000 Class A-4 1.65% Asset Backed Notes due December 15, 2021
$25,534,183 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			N/A
Class A-2B interest rate:			N/A

Payment Date:			15-Aug-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$17,749,517.66
		per $1,000 original principal amount:	$71.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$17,749,517.66

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iv) Class A-3 Notes:	$167,777.13
		per $1,000 original principal amount:	$0.67

		(v) Class A-4 Notes:	$113,059.38
		per $1,000 original principal amount:	$1.38

		(vi) Total:	$280,836.51

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$243,159,051.18

	(b)	Note Value at end of related Collection Period:		$242,534,326.47

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii)	A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$134,775,143.61
		(ii)	A-3 Note Pool Factor:	0.5391006

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,225,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,534,183.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$217,573.19
		(i)	per $1,000 original principal amount:	$0.21
	(b)	Amount of Servicing Fee earned:		$217,573.19
	(c)	Amount of Servicing Fee paid:		$217,573.19
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,213,592.00
	(ii)	Specified Reserve Account Balance:		$10,213,592.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,083,786.89
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.09%

(11)	(i)	Aggregate amount of net losses for the collection period:		($7,597.99)
	(ii)	Cumulative amount of net losses:		$2,750,490.55
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.26%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$54,898.22
		(ii)	% of Pool Balance:	0.02%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:

	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%